Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Cash Flows from Operating Activities
Net income (loss)	$ 2,365	$ (1,809)	$ 8,284
Adjustments to the profit or loss items:
Depreciation and amortization	3,237	3,123	12,714
Financial expenses (income), net	1,600	2,085	1,635
Cost of share-based payment	241	415	1,314
Taxes on income	74	13	145
Loss (gain) from sale of property and equipment		(22)	(5)
Change in employee benefit liabilities, net	(4)	(8)	(125)
Adjustments to the profit or loss items	5,148	5,606	15,678
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	610	6,306	7,835
Decrease (increase) in other accounts receivables	(516)	1,362	(1,150)
Decrease (increase) in inventories	4,131	(10,970)	(19,694)
Decrease (increase) in deferred expenses	112	3,554	2,814
Decrease (increase) in trade payables	(8,785)	(6,712)	(8,885)
Decrease (increase) in other accounts payables	(2,051)	(238)	765
Decrease (increase) in deferred revenues	(122)	384	113
Total Changes in asset and liability	(6,621)	(6,314)	(18,202)
Cash received (paid) during the period for:
Interest paid	(129)	(341)	(1,228)
Interest received	280	25
Taxes paid	(23)	(18)	(217)
Cash received (paid) during the year	128	(334)	(1,445)
Net cash provided by (used in) operating activities	1,020	(2,851)	4,315
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(2,682)	(1,117)	(5,850)
Proceeds from sale of property and equipment		24	7
Net cash provided by (used in) investing activities	(2,682)	(1,093)	(5,843)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	1	1	4
Proceeds from issuance of ordinary shares, net			58,231
Repayment of lease liabilities	(244)	(271)	(850)
Repayment of long-term loans		(1,111)	(17,407)
Repayment of other long-term liabilities	(5,496)	(1,500)	(17,300)
Net cash provided by (used in) financing activities	(5,739)	(2,881)	22,678
Exchange differences on balances of cash and cash equivalent	(46)	(312)	233
Increase (decrease) in cash and cash equivalents	(7,447)	(7,137)	21,383
Cash and cash equivalents at the beginning of the period	55,641	34,258	34,258
Cash and cash equivalents at the end of the period	48,194	27,121	55,641
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	306	3,580	6,546
Purchase of property and equipment and Intangible assets	$ 905	$ 292	$ 646